Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Summary Of Significant Accounting Policies
Lease liability
2019
Operating lease commitments disclosed as of December 31, 2018	575
short-term leases recognized on a straight-line basis as expense	(18)
low-value leases recognized on a straight-line basis as expense	(6)
adjustments as a result of a different treatment of extension and termination options	196
Total	748
Discount using the lessee’s incremental borrowing rate of at the date of initial application	(16)
Lease liability recognized as of January 1, 2019	732
thereof current lease liability	215
thereof non-current lease liabilities	517

Right-of-use assets and lease liabilities movement
	Right-of-use assets
	Property	Motor vehicles	Foreign exchange difference	Total	Lease liabilities
		(in thousands of €)
As of January 1, 2019	696	35	1	732	732
Additions	608	—	(1)	607	607
Depreciation expense	(117)	(10)	—	(127)	—
Derecognition	(229)	—	—	(229)	(229)
Interest expense	—	—	—	—	(7)
Payments (incl. interest)	—	—	—	—	(119)
As of June 30, 2019	959	25	0	984	985